Loss per share	12 Months Ended
Dec. 31, 2022
Loss per share
Loss per share
12.	Loss per share

Basic and diluted loss per share reflecting the effect of the issuance of ordinary shares by the Company are presented as follows.

Basic loss per share is calculated by dividing the loss attributable to owners of the Company by the weighted average number of ordinary shares outstanding, excluding treasury shares which are detailed in Note 25. Restricted ordinary shares have been considered in the calculation when they vested on monthly basis.

	Year ended December 31,
	2020	2021	2022
Loss attributable to owners of the Company (RMB’000)	(3,069,043)	(496,238)	(808,403)
Weighted average number of ordinary shares outstanding (in thousands) (Note)	301,380	460,547	463,976
Basic loss per share (RMB)	(10.18)	(1.08)	(1.74)
Basic loss per ADS (RMB)	(50.92)	(5.39)	(8.71)

Awards granted under share-based compensation plans and preferred shares are considered as potential dilutive shares throughout the reporting periods. However, due to the Group's negative financial results for the reported periods, the potential dilutive shares have anti-dilutive effect on loss per share if they are converted to ordinary shares. Thus diluted loss per share/ADS is equivalent to basic loss per share/ADS.

Note:

Movement of number of ordinary shares outstanding (excluding treasury shares) for the reported periods are shown as follows.

	Year ended December 31,
	2020	2021	2022
	in thousands	in thousands	in thousands
At beginning of the year	123,584	456,707	462,869
Ordinary shares
— issued upon IPO	80,000	—	—
— converted from preferred shares upon IPO	220,332	—	—
Restricted shares vested*	17,894	—	—
Awards vested**	14,897	6,162	1,928
At end of the year	456,707	462,869	464,797

*	considered in the calculation when they vested on monthly basis
**	represent awards with nominal subscription prices which have been vested but not yet exercised at end of the year